UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (Check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:		Roumell Asset Management, LLC
     Address:          	2 Wisconsin Circle
                       	Suite 660
                       	Chevy Chase, MD 20815
     13F File Number:   028-11966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Roumell
Title:		President
Phone:		301-656-8500
Signature,	Place,                  	and Date of Signing:
James Roumell	Chevy Chase, Maryland        	November 14, 2008

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      27
Form 13F Information Table Value Total:      $122127

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
				TITLE				VALUE  	SHARES/ SH/	PUT/ 	INVSTMT  OTHER	  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS      	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN  MGRS	SOLE	SHARED	NONE
A H BELO CORP			COM CL A	001282102	5258	1018920	SH		SOLE			1018920
BELO CORP			COM SER A	080555105	5317	892170	SH		SOLE			892170
CASTLEPOINT HLDGS LTD		COM		G19522112	7460	670261	SH		SOLE			670261
COMSTOCK RESOURCES INC		COM NEW		205768203	6737	134610	SH		SOLE			134610
CREDIT SUISSE ASSET MGMT INC	COM		224916106	859	306900	SH		SOLE			306900
DREYFUS HIGH YIELD STRAT	SH BEN INT	26200S101	1931	648129	SH		SOLE			648129
DSP GROUP INC			COM		23332B106	1959	256087	SH		SOLE			256087
EDCI HLDGS INC			COM		268315108	945	236247	SH		SOLE			236247
FIRST TR/FOUR CRNRS SR FLT R	COM SHS		33733U108	6797	650414	SH		SOLE			650414
FRANKLIN UNVL TRSH BEN		SH BEN INT	355145103	5823	1121895	SH		SOLE			1121895
GLOBAL INDUSTRIES LTD		COM		379336100	5605	807690	SH		SOLE			807690
INFOCUS CORP			COM		45665B106	2186	1486991	SH		SOLE			1486991
KVH INDUSTRIES INC		COM		482738101	9609	1045546	SH		SOLE			1045546
MFS CHARTER INCOME TR		SH BEN INT	552727109	3179	432750	SH		SOLE			432750
MFS INTERMARKET INCOME TRUST	SH BEN INT	59318R103	1561	228530	SH		SOLE			228530
OPNET TECHNOLOGIES INC		COM		683757108	8735	717200	SH		SOLE			717200
PFIZER INCORPORATED		COM		717081103	6783	367860	SH		SOLE			367860
PUTNAM MANAGED MUN INCM TR   	SH BEN INT	746853100	5872	897867	SH		SOLE			897867
PUTNAM MUN OPPTYS TR		SH BEN INT	746922103	305	29500	SH		SOLE			29500
QAD INCORPORATED        	COM		74727D108	3440	497065	SH		SOLE			497065
RAM HOLDINGS LTD		SHS		G7496G103	716	426150	SH		SOLE			426150
RMR ASIA REAL ESTATE FUND	COM BEN INT	74964Q101	2941	386922	SH		SOLE			386992
TEJON RANCH CO DEL		COM		879080109	8970	241453	SH		SOLE			241453
TOLLGRADE COMMUNICATIONS INC	COM		889542906	2357	561261	SH		SOLE			561261
TOWER GROUP INC			COM		891777104	927	39350	SH		SOLE			39350
VAN KAMPEN DYNAMIC CR OPPORT	COM		921166104	9770	919089	SH		SOLE			919089
WASHINGTON POST CO		CL B		939640108	6084	10927	SH		SOLE			10927